EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016 [2]
Result attributable to equity owners of the Company
Atento's Profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	[1]	$ 20,486		$ (13,568)		$ 3,357
Atento's Loss attributable to equity owners of the parent from discontinued operations (in thousands of U.S. dollars)	[1]	$ 0	[3]	$ 0	[3]	$ (3,206)
Weigthed average number of ordinary shares		73,841,447,000		73,909,056,000		73,816,933,000
Basic earnings (loss) per share from continuing operations		$ 0.28		$ (0.18)		$ 0.05
Basic loss per share from discontinued operations (in U.S. dollars)		$ 0		$ 0		$ (0.04)
Potential Increase Decrease In Shares Related To Sharebased Compensation Plan		936,616		0		272,791
Adjusted weighted average number of ordinary shares outstanding		74,778,063,000		73,909,056,000		74,089,724,000
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)		$ 0.28		$ (0.18)		$ 0.05
Diluted loss per share from discontinued operations (in U.S. dollars)		$ 0		$ 0		$ (0.04)

[1]

(1) A s of December 31, 20 17 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted loss per share as the loss in 2017 is anti-dilutive.

[2]	(*) E xclude discontinued operations – Moroc c o.
[3]	(**) Discontinued operations did not generate any income tax expense.